ING Investors Trust

ING Capital Guardian U.S. Equities Portfolio

ING Wells Fargo Disciplined Value Portfolio

Supplement dated April 15, 2008 to the

Adviser Class Prospectus (“ADV Class”) and Institutional Class (“Class I”) Prospectus and

the ADV Class, Class I, Service Class and Service 2 Class

Statement of Additional Information (“SAI”) each dated April 30, 2007

ING Capital Guardian US Equities Portfolio

1.                 On March 27, 2008, the Board of Trustees of ING Capital Guardian U.S. Equities Portfolio approved the closure of the Portfolio’s ADV Class shares and Class I shares.  All references to ING Capital Guardian U.S. Equities Portfolio in the ADV Class shares’ Prospectus and Class I shares’ Prospectus and SAI are hereby deleted in their entirety.

ING Wells Fargo Disciplined Value Portfolio

2.                 On March 27, 2008, the Board of Trustees of ING Well Fargo Disciplined Value Portfolio approved the closure of the Portfolio’s Class I shares. All references to ING Well Fargo Disciplined Value Portfolio in the Class I shares’ Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE